Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)	$ 118,264,318	$ 115,514,750
Provision for trails in process (Note 18)	20,755,660	13,186,811
Provision for environmental costs	10,204,768	9,134,000
Total	$ 149,224,746	$ 137,835,561